John Hancock
Diversified Real Assets Fund
Quarterly portfolio holdings 6/30/2021

Fund’s investments
As of 6-30-21 (unaudited)
	Shares	Value
Common stocks 99.1%		$1,107,786,548
(Cost $959,131,515)
Communication services 2.4%		26,813,659
Diversified telecommunication services 0.9%
Cellnex Telecom SA (A)(B)	162,731	10,379,169
Media 0.8%
Charter Communications, Inc., Class A (B)	6,158	4,442,689
Comcast Corp., Class A	79,646	4,541,415
Wireless telecommunication services 0.7%
KDDI Corp.	114,600	3,570,442
SK Telecom Company, Ltd.	13,653	3,879,944
Consumer discretionary 1.4%		16,198,013
Hotels, restaurants and leisure 1.1%
Caesars Entertainment, Inc. (B)	42,057	4,363,414
Mandarin Oriental International, Ltd. (B)	363,700	728,791
Mandarin Oriental International, Ltd. (New York Stock Exchange) (B)	369,289	757,042
Melia Hotels International SA (B)	185,109	1,372,843
Playa Hotels & Resorts NV (B)	671,260	4,987,462
Household durables 0.3%
Kaufman & Broad SA	24,195	1,151,827
Open House Company, Ltd.	39,900	1,874,890
Taylor Wimpey PLC	437,010	961,744
Energy 28.9%		323,053,096
Energy equipment and services 2.0%
Aker Solutions ASA (B)	223,797	416,910
Baker Hughes Company	89,630	2,049,838
ChampionX Corp. (B)	94,135	2,414,563
Enerflex, Ltd.	61,098	413,530
Halliburton Company	229,850	5,314,132
Helmerich & Payne, Inc.	36,190	1,180,880
Patterson-UTI Energy, Inc.	248,530	2,470,388
Schlumberger NV	199,477	6,385,259
TechnipFMC PLC (B)	167,390	1,514,880
Oil, gas and consumable fuels 26.9%
Advantage Energy, Ltd. (B)	367,030	1,498,202
Aker BP ASA	111,014	3,538,377
ARC Resources, Ltd.	287,274	2,444,934
BP PLC	3,469,798	15,216,414
Cabot Oil & Gas Corp.	209,495	3,657,783
Cameco Corp.	141,516	2,712,504
Canadian Natural Resources, Ltd.	371,621	13,490,598
Cenovus Energy, Inc.	858,873	8,217,355
Cheniere Energy, Inc. (B)	22,846	1,981,662
Chevron Corp.	204,000	21,366,959
Cimarex Energy Company	75,057	5,437,880
ConocoPhillips	250,562	15,259,226
Continental Resources, Inc.	74,065	2,816,692
Denbury, Inc. (B)	9,588	736,167
Devon Energy Corp.	290,996	8,494,173
DHT Holdings, Inc.	65,100	422,499
Diamondback Energy, Inc.	55,266	5,188,925
2	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Enbridge, Inc.	83,530	$3,344,300
Enbridge, Inc. (New York Stock Exchange)	16,701	668,708
Energy Fuels, Inc. (B)(C)	40,000	241,691
Enerplus Corp.	430,026	3,090,942
EOG Resources, Inc.	111,144	9,273,855
EQT Corp. (B)	136,643	3,041,673
Equinor ASA	445,826	9,437,475
Exxon Mobil Corp.	323,787	20,424,484
Galp Energia SGPS SA	484,183	5,264,347
Hess Corp.	56,426	4,927,118
Imperial Oil, Ltd.	71,304	2,173,173
Kelt Exploration, Ltd. (B)	596,327	1,698,156
Keyera Corp. (C)	145,078	3,898,474
Lundin Energy AB	167,994	5,955,806
Marathon Petroleum Corp.	132,098	7,981,361
MEG Energy Corp. (B)	223,423	1,616,735
Neste OYJ	24,561	1,506,618
NexGen Energy, Ltd. (B)	172,952	711,564
NuVista Energy, Ltd. (B)	343,437	1,102,678
Occidental Petroleum Corp.	73,932	2,311,854
Pembina Pipeline Corp.	94,984	3,018,248
Phillips 66	99,010	8,497,038
Pioneer Natural Resources Company	82,528	13,412,451
Royal Dutch Shell PLC, A Shares	918,368	18,411,302
Suncor Energy, Inc.	617,887	14,799,181
TC Energy Corp.	155,076	7,673,735
The Williams Companies, Inc.	209,241	5,555,349
Thungela Resources, Ltd. (B)	4,741	13,051
Tidewater Midstream and Infrastructure, Ltd. (C)	1,016,320	1,139,630
Topaz Energy Corp.	35,291	492,525
TotalEnergies SE	288,539	13,071,306
Tourmaline Oil Corp.	88,962	2,542,694
Valero Energy Corp.	142,352	11,114,844
Financials 0.5%		5,810,298
Capital markets 0.2%
Brookfield Asset Management, Inc., Class A	44,349	2,260,912
Diversified financial services 0.3%
Berkshire Hathaway, Inc., Class B (B)	12,714	3,533,475
Insurance 0.0%
Brookfield Asset Management Reinsurance Partners, Ltd., Class A (B)	306	15,911
Health care 0.8%		8,923,889
Health care providers and services 0.8%
Brookdale Senior Living, Inc. (B)	452,699	3,576,322
Extendicare, Inc. (C)	157,895	1,083,968
HCA Healthcare, Inc.	20,623	4,263,599
Industrials 1.4%		15,260,154
Commercial services and supplies 0.0%
Aker Carbon Capture ASA (B)	168,972	390,014
Construction and engineering 0.4%
Aker Offshore Wind AS (B)	248,684	159,672
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	3

	Shares	Value
Industrials (continued)
Construction and engineering (continued)
Vinci SA	38,360	$4,100,594
Electrical equipment 0.4%
Sunrun, Inc. (B)	38,388	2,141,283
Vestas Wind Systems A/S	51,647	2,017,952
Road and rail 0.3%
Canadian National Railway Company	32,089	3,385,705
Transportation infrastructure 0.3%
Shanghai International Airport Company, Ltd., Class A	411,800	3,064,934
Information technology 1.1%		12,463,307
Electronic equipment, instruments and components 0.2%
Advanced Energy Industries, Inc.	12,267	1,382,614
Flex, Ltd. (B)	28,005	500,449
Semiconductors and semiconductor equipment 0.9%
Enphase Energy, Inc. (B)	13,626	2,502,142
First Solar, Inc. (B)	28,553	2,584,332
Maxeon Solar Technologies, Ltd. (B)(C)	26,692	572,010
Maxim Integrated Products, Inc.	12,854	1,354,297
Power Integrations, Inc.	13,691	1,123,483
SolarEdge Technologies, Inc. (B)	2,511	693,965
SunPower Corp. (B)	59,891	1,750,015
Materials 18.6%		207,456,838
Chemicals 0.6%
Air Liquide SA	3,454	605,658
Albemarle Corp.	6,106	1,028,617
Dow, Inc.	18,050	1,142,204
DuPont de Nemours, Inc.	15,378	1,190,411
LyondellBasell Industries NV, Class A	16,066	1,652,709
Nutrien, Ltd.	23,364	1,415,674
Metals and mining 17.4%
Agnico Eagle Mines, Ltd.	101,255	6,123,003
Alamos Gold, Inc., Class A	87,139	665,704
Alcoa Corp. (B)	55,129	2,030,952
Altius Minerals Corp.	51,258	704,198
Anglo American PLC	47,410	1,886,639
AngloGold Ashanti, Ltd., ADR	53,412	992,395
Antofagasta PLC	6,171	122,715
Artemis Gold, Inc. (B)	150,000	710,310
Aya Gold & Silver, Inc. (B)	60,000	444,337
B2Gold Corp.	408,165	1,712,212
Barrick Gold Corp.	443,454	9,172,443
BHP Group PLC, ADR	112,866	6,736,972
BHP Group, Ltd., ADR (C)	214,022	15,587,222
Boliden AB	35,806	1,377,797
Capstone Mining Corp. (B)	1,347,094	5,846,536
Champion Iron, Ltd. (B)	879,552	4,321,129
Dundee Precious Metals, Inc.	83,085	503,363
Eldorado Gold Corp. (B)	50,826	504,734
Endeavour Mining PLC	136,953	2,941,020
Equinox Gold Corp. (B)	109,026	757,272
ERO Copper Corp. (B)	185,404	3,890,253
4	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Materials (continued)
Metals and mining (continued)
First Quantum Minerals, Ltd.	332,433	$7,661,835
Franco-Nevada Corp.	47,320	6,867,050
Freeport-McMoRan, Inc.	508,571	18,873,070
Fresnillo PLC	11,759	125,736
Glencore PLC (B)	250,017	1,073,094
Golden Star Resources, Ltd. (B)(C)	93,337	263,536
Hudbay Minerals, Inc.	188,460	1,254,272
Ivanhoe Mines, Ltd., Class A (B)	506,266	3,655,276
K92 Mining, Inc. (B)(C)	378,019	2,732,374
Karora Resources, Inc. (B)	160,000	515,005
Kinross Gold Corp.	626,620	3,973,244
Kirkland Lake Gold, Ltd.	128,995	4,971,032
Lucara Diamond Corp. (B)(C)	531,070	321,315
Lundin Gold, Inc. (B)	80,000	671,830
Lundin Mining Corp.	515,461	4,648,963
MAG Silver Corp. (B)	74,352	1,554,698
Marathon Gold Corp. (B)	608,103	1,579,616
Nevada Copper Corp. (B)(C)	3,420,500	565,668
New Gold, Inc. (B)	225,438	405,556
Newcrest Mining, Ltd.	35,492	673,065
Newmont Corp.	212,013	13,437,384
Nickel 28 Capital Corp. (B)	363,682	299,254
Nouveau Monde Graphite, Inc. (B)	90,000	706,500
Nucor Corp.	6,484	622,010
OceanaGold Corp. (B)	416,670	789,912
Osisko Mining, Inc. (B)	467,147	1,164,476
Pan American Silver Corp.	67,817	1,936,691
Pan American Silver Corp., CVR (B)	83,300	70,805
Piedmont Lithium, Inc. (B)(C)	7,000	547,120
Pretium Resources, Inc. (B)	18,128	173,442
Rio Tinto PLC, ADR (C)	178,573	14,980,489
Sandstorm Gold, Ltd. (B)	45,225	357,174
Seabridge Gold, Inc. (B)(C)	51,315	900,578
SilverCrest Metals, Inc. (B)	201,231	1,762,963
SolGold PLC (B)(C)	537,000	216,602
South32, Ltd.	102,072	223,843
Southern Copper Corp.	13,150	845,808
SSR Mining, Inc.	152,494	2,381,642
Steel Dynamics, Inc.	2,816	167,834
Stornoway Diamond Corp. (B)(D)	3,062,000	0
Talon Metals Corp. (B)(C)	2,537,000	1,064,247
Teck Resources, Ltd., Class B	270,738	6,235,536
Torex Gold Resources, Inc. (B)	19,184	220,997
Trilogy Metals, Inc. (B)(C)	907,627	2,269,800
Triple Flag Precious Metals Corp. (B)(C)	94,859	1,192,378
Turquoise Hill Resources, Ltd. (B)	52,681	888,641
Vale SA, ADR	25,904	590,870
Warrior Met Coal, Inc.	14,934	256,865
Wesdome Gold Mines, Ltd. (B)	192,524	1,826,462
Western Areas, Ltd.	772,227	1,381,040
Wheaton Precious Metals Corp.	136,277	6,006,918
Yamana Gold, Inc.	344,090	1,448,975
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	5

	Shares	Value
Materials (continued)
Paper and forest products 0.6%
Interfor Corp.	124,682	$3,122,079
West Fraser Timber Company, Ltd.	40,602	2,914,789
Real estate 37.9%		423,688,769
Equity real estate investment trusts 32.2%
Acadia Realty Trust	229,429	5,038,261
Activia Properties, Inc.	379	1,794,039
AEON REIT Investment Corp.	1,160	1,714,604
Alexandria Real Estate Equities, Inc.	17,614	3,204,691
American Homes 4 Rent, Class A	142,039	5,518,215
American Tower Corp.	62,138	16,785,959
AvalonBay Communities, Inc.	68,961	14,391,471
Brixmor Property Group, Inc.	604,011	13,825,812
Camden Property Trust	79,887	10,598,608
CapitaLand Integrated Commercial Trust	1,669,076	2,598,617
Comforia Residential REIT, Inc.	531	1,672,723
Crown Castle International Corp.	47,220	9,212,622
Daiwa Office Investment Corp.	227	1,578,011
Douglas Emmett, Inc.	180,224	6,059,131
Equinix, Inc.	19,250	15,450,050
Extra Space Storage, Inc.	116,309	19,053,740
First Industrial Realty Trust, Inc.	87,330	4,561,246
Fukuoka REIT Corp.	1,023	1,719,972
Goodman Group	192,324	3,043,663
Healthpeak Properties, Inc.	276,005	9,188,206
Heiwa Real Estate REIT, Inc.	1,564	2,461,131
Hoshino Resorts REIT, Inc.	282	1,713,233
Independence Realty Trust, Inc.	414,676	7,559,543
Inmobiliaria Colonial Socimi SA	245,288	2,477,191
Innovative Industrial Properties, Inc.	18,891	3,608,559
InterRent Real Estate Investment Trust (C)	121,716	1,655,479
Invitation Homes, Inc.	273,140	10,185,391
Kilroy Realty Corp.	83,228	5,795,998
Life Storage, Inc.	102,652	11,019,692
Link REIT	403,970	3,908,547
Medical Properties Trust, Inc.	169,632	3,409,603
Mercialys SA	157,047	1,901,775
Mirvac Group	1,242,018	2,708,046
Pebblebrook Hotel Trust	220,843	5,200,853
PotlatchDeltic Corp.	68,940	3,664,161
Prologis, Inc.	267,526	31,977,383
Public Storage	17,738	5,333,639
Retail Opportunity Investments Corp.	363,876	6,426,050
Rexford Industrial Realty, Inc.	170,646	9,718,290
Ryman Hospitality Properties, Inc. (B)	65,216	5,149,455
Safestore Holdings PLC	169,041	2,214,345
Simon Property Group, Inc.	79,924	10,428,484
SL Green Realty Corp.	109,746	8,779,680
Sun Communities, Inc.	60,749	10,412,379
The British Land Company PLC	231,278	1,582,080
The UNITE Group PLC	207,870	3,089,619
UDR, Inc.	259,069	12,689,200
VICI Properties, Inc.	368,065	11,417,376
6	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Weingarten Realty Investors	147,663	$4,735,552
Welltower, Inc.	216,969	18,030,124
Workspace Group PLC	278,541	3,213,700
Real estate management and development 5.7%
Ayala Land, Inc.	3,389,900	2,505,841
Catena AB	49,333	2,638,613
CK Asset Holdings, Ltd.	726,365	4,999,581
Colliers International Group, Inc.	23,528	2,634,848
Colliers International Group, Inc. (New York Stock Exchange)	51,806	5,801,236
Corp. Inmobiliaria Vesta SAB de CV	841,420	1,639,448
Fastighets AB Balder, B Shares (B)	42,737	2,679,087
Heiwa Real Estate Company, Ltd.	42,500	1,602,219
Jones Lang LaSalle, Inc. (B)	28,448	5,560,446
Kojamo OYJ	102,469	2,346,136
Lifestyle Communities, Ltd.	140,563	1,650,251
Longfor Group Holdings, Ltd. (A)	291,809	1,625,422
Mitsui Fudosan Company, Ltd.	232,308	5,371,814
Nexity SA	25,280	1,265,087
Nomura Real Estate Holdings, Inc.	95,000	2,406,238
Nyfosa AB	120,662	1,631,990
Peach Property Group AG	34,049	2,025,527
Savills PLC	149,404	2,385,021
Sino Land Company, Ltd.	1,374,770	2,167,234
SRE Holdings Corp. (B)	11,900	783,472
StorageVault Canada, Inc.	431,485	1,674,284
TAG Immobilien AG	84,044	2,663,895
Tokyo Tatemono Company, Ltd.	192,900	2,753,178
Tokyu Fudosan Holdings Corp.	215,700	1,297,097
VGP NV	10,665	2,104,605
Utilities 6.1%		68,118,525
Electric utilities 2.9%
American Electric Power Company, Inc.	42,670	3,609,455
Avangrid, Inc.	55,043	2,830,861
Duke Energy Corp.	34,427	3,398,633
Edison International	55,850	3,229,247
EDP - Energias de Portugal SA	179,814	954,167
Enel SpA	327,156	3,040,213
Exelon Corp.	84,199	3,730,858
FirstEnergy Corp.	84,292	3,136,505
Iberdrola SA	282,463	3,444,532
NextEra Energy, Inc.	42,180	3,090,950
Pinnacle West Capital Corp.	29,834	2,445,493
Gas utilities 0.7%
Beijing Enterprises Holdings, Ltd.	474,013	1,681,746
China Gas Holdings, Ltd.	91,200	277,822
ENN Energy Holdings, Ltd.	179,597	3,413,375
UGI Corp.	54,754	2,535,658
Independent power and renewable electricity producers 1.0%
Brookfield Renewable Corp., Class A	27,550	1,155,447
Brookfield Renewable Partners LP	74,105	2,858,230
China Longyuan Power Group Corp., Ltd., H Shares	3,852,159	6,632,306
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	7

	Shares	Value
Utilities (continued)
Multi-utilities 1.4%
CenterPoint Energy, Inc.	19,412	$475,982
E.ON SE	293,274	3,393,078
Engie SA	284,310	3,898,615
National Grid PLC	281,974	3,586,612
RWE AG	22,388	811,724
Sempra Energy	22,117	2,930,060
Water utilities 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo	211,700	1,556,956

Warrants 0.0%		$234,481
(Cost $0)
Occidental Petroleum Corp. (Expiration Date: 8-3-27; Strike Price: $22.00) (B)	16,857	234,481

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 4.1%				$46,378,626
(Cost $46,379,160)
U.S. Government Agency 0.3%				3,299,794
Federal Home Loan Bank Discount Note	0.008	08-27-21	2,100,000	2,099,867
Federal Home Loan Bank Discount Note	0.035	08-25-21	1,200,000	1,199,927

	Yield (%)	Shares	Value
Short-term funds 3.4%			38,378,832
John Hancock Collateral Trust (E)	0.0324(F)	3,836,119	38,378,832

	Par value^	Value
Repurchase agreement 0.4%		4,700,000
Bank of America Corp. Tri-Party Repurchase Agreement dated 6-30-21 at 0.050% to be repurchased at $1,700,002 on 7-1-21, collateralized by $1,567,624 Government National Mortgage Association, 4.343% due 5-20-69 (valued at $1,734,000)	1,700,000	1,700,000
Goldman Sachs Tri-Party Repurchase Agreement dated 6-30-21 at 0.050% to be repurchased at $3,000,004 on 7-1-21, collateralized by $1,964,475 Federal National Mortgage Association, 3.000% - 4.000% due 3-1-42 to 5-1-51 (valued at $2,158,658), and $846,403 Government National Mortgage Association, 3.500% - 4.000% due 3-15-42 to 8-20-49 (valued at $901,343)	3,000,000	3,000,000

Total investments (Cost $1,005,510,675) 103.2%	$1,154,399,655
Other assets and liabilities, net (3.2%)	(36,330,558)
Total net assets 100.0%	$1,118,069,097

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CVR	Contingent Value Right
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 6-30-21. The value of securities on loan amounted to $36,555,279.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 6-30-21.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 6-30-21:
8	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

United States	55.6%
Canada	18.7%
United Kingdom	4.8%
Australia	3.3%
Japan	2.9%
France	2.3%
Netherlands	1.6%
Spain	1.6%
China	1.3%
Hong Kong	1.3%
Other countries	6.6%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	9

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of June 30, 2021, by major security category or type:
	Total value at 6-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$26,813,659	$8,984,104	$17,829,555	—
Consumer discretionary	16,198,013	10,107,918	6,090,095	—
Energy	323,053,096	250,221,490	72,831,606	—
Financials	5,810,298	5,810,298	—	—
Health care	8,923,889	8,923,889	—	—
Industrials	15,260,154	5,526,988	9,733,166	—
Information technology	12,463,307	12,463,307	—	—
Materials	207,456,838	199,987,251	7,469,587	—
Real estate	423,688,769	337,395,165	86,293,604	—
Utilities	68,118,525	36,984,335	31,134,190	—
Warrants	234,481	234,481	—	—
Short-term investments	46,378,626	38,378,832	7,999,794	—
Total investments in securities	$1,154,399,655	$915,018,058	$239,381,597	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
10	|

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	3,836,119	$44,449,322	$110,058,800	$(116,127,539)	$(401)	$(1,350)	$91,062	—	$38,378,832
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
|	11